Recent Accounting Pronouncements and Summary of Significant Accounting Policies (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Recent Accounting Pronouncements And Summary Of Significant Accounting Policies
Cash fdic insurance amount	$ 250		$ 250
Advertising costs	1,500	$ 1,000	5,100	$ 2,200
Research and development	$ 670	$ 477	$ 2,500	$ 1,200